Financial instruments and risk management (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of net borrowings interest rate profile
The group's net borrowings interest rate profile as at 30 June 2019 and 2018 is as follows:

	2019		2018
	£ million	%	£ million	%
Fixed rate	6,181	55	4,739	52
Floating rate(i)	5,199	46	4,245	47
Impact of financial derivatives and fair value adjustments	(103)	(1)	107	1
Net borrowings	11,277	100	9,091	100

(i)    The floating rate portion of net borrowings includes cash and cash equivalents, collaterals, floating rate loans and bonds, bank overdrafts and finance lease obligations.

Schedule of average monthly net borrowings and effective interest rate
The table below sets out the average monthly net borrowings and effective interest rate:

Average monthly net borrowings			Effective interest rate
2019 £ million	2018 £ million	2017 £ million	2019%	2018%	2017%
10,393	9,063	8,771	2.4	2.6	3.5

(1)
For this calculation, net interest charge excludes fair value adjustments to derivative financial instruments and borrowings and average monthly net borrowings includes the impact of interest rate swaps that are no longer in a hedge relationship but excludes the market value adjustment for cross currency interest rate swaps.

Schedule of fluctuations in interest and exchange rates to vary from hypothetical amounts
The sensitivity analysis estimates the impact of changes in interest and foreign exchange rates. All hedges are expected to be highly effective for this analysis and it considers the impact of all financial instruments including financial derivatives, cash and cash equivalents, borrowings and other financial assets and liabilities. The results of the sensitivity analysis should not be considered as projections of likely future events, gains or losses as actual results in the future may differ materially due to developments in the global financial markets which may cause fluctuations in interest and exchange rates to vary from the hypothetical amounts disclosed in the table below.

	Impact on income statement gain/(loss)		Impact on consolidated comprehensive income gain/(loss)(i) (ii)
	2019 £ million	2018 £ million	2019 £ million	2018 £ million
0.5% decrease in interest rates	(27)	(19)	(15)	(18)
0.5% increase in interest rates	27	19	16	19
10% weakening of sterling	(17)	(15)	(1,001)	(833)
10% strengthening of sterling	14	11	805	680

(i)	The impact on foreign currency borrowings and derivatives in net investment hedges is largely offset by the foreign exchange difference arising on the translation of net investments.

(ii)	The impact on the consolidated statement of comprehensive income includes the impact on the income statement.

Schedule of contractual cash flows
Contractual cash flows

	Due within 1 year £ million	Due between 1 and 3 years £ million	Due between 3 and 5 years £ million	Due after 5 years £ million	Total £ million	Carrying amount at balance sheet date £ million
2019
Borrowings(i)	(1,957)	(2,942)	(2,845)	(4,748)	(12,492)	(12,555)
Interest on borrowings(i)(iii)	(363)	(489)	(368)	(1,362)	(2,582)	(124)
Finance lease capital repayments	(43)	(43)	(33)	(9)	(128)	(128)
Finance lease future interest payments	(5)	(7)	(3)	—	(15)	—
Trade and other financial liabilities(ii)	(3,305)	(233)	(3)	(11)	(3,552)	(3,524)
Non-derivative financial liabilities	(5,673)	(3,714)	(3,252)	(6,130)	(18,769)	(16,331)
Cross currency swaps (gross)
– Receivable	63	125	854	1,503	2,545	—
– Payable	(41)	(82)	(811)	(1,042)	(1,976)	—
Other derivative instruments (net)	70	27	30	18	145	—
Derivative instruments(iii)	92	70	73	479	714	400
2018
Borrowings(i)	(1,828)	(2,055)	(2,117)	(3,950)	(9,950)	(9,902)
Interest on borrowings(i)(iii)	(341)	(472)	(382)	(1,385)	(2,580)	(100)
Finance lease capital repayments	(30)	(66)	(34)	(25)	(155)	(155)
Finance lease future interest payments	(7)	(9)	(5)	(1)	(22)	—
Trade and other financial liabilities(ii)	(3,117)	(28)	(1)	(230)	(3,376)	(3,318)
Non-derivative financial liabilities	(5,323)	(2,630)	(2,539)	(5,591)	(16,083)	(13,475)
Cross currency swaps (gross)
– Receivable	60	121	840	1,487	2,508	—
– Payable	(41)	(83)	(824)	(1,070)	(2,018)	—
Other derivative instruments (net)	(1)	(30)	(2)	5	(28)	—
Derivative instruments(iii)	18	8	14	422	462	90

(i)	For the purpose of these tables above, borrowings are defined as gross borrowings excluding finance lease liabilities and fair value of derivative instruments as disclosed in note 16.

(ii)	Primarily consists of trade and other payables that meet the definition of financial liabilities under IAS 32.

(iii)	Carrying amount of interest on borrowings and interest on derivatives and interest on other payable is included within interest payable in note 14.

Schedule of available undrawn committed bank facilities
The group had available undrawn committed bank facilities as follows:

	2019 £ million	2018 £ million
Expiring within one year	—	788
Expiring between one and two years	—	—
Expiring after two years	2,756	1,864
	2,756	2,652

Schedule of financial assets and liabilities measured at fair value
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	2019 £ million	2018 (restated(i)) £ million
Derivative assets	531	217
Derivative liabilities	(129)	(123)
Valuation techniques based on observable market input (Level 2)	402	94
Financial assets - other	86	89
Financial liabilities - other	(401)	(352)
Valuation techniques based on unobservable market input (Level 3)	(315)	(263)
(i) Restated to include contingent consideration of £188 million recognised on acquisitions of businesses.

Schedule of movements in level 3 measured on recurring basis
The movements in level 3 instruments, measured on a recurring basis, are as follows:

	2019 £ million		2018 £ million
	Put option	Contingent consideration recognised on acquisition of businesses	Put option	Contingent consideration recognised on acquisition of businesses
At 1 July	(164)	(188)	(183)	—
Net losses included in the income statement	(8)	(25)	—	(7)
Net (losses)/gains included in exchange in other comprehensive income	(8)	(8)	3	3
Net (losses)/gains included in retained earnings	(3)	—	7	—
Additions	—	(15)	—	(184)
Settlement of liabilities	9	9	9	—
At 30 June	(174)	(227)	(164)	(188)

Schedule of notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories
The notional amounts, contractual maturities and rates of the hedging instruments designated in hedging relationships as of 30 June 2019 by the main risk categories are as follows:

	Notional amounts £ million	Maturity	Range of hedged rates
2019
Net investment hedges
Derivatives in net investment hedges of foreign operations	68	July 2019	Turkish lira 7.55
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	1,614	April 2023-April 2043	US dollar 1.22-1.88
Derivatives in cash flow hedge (foreign exchange risk)	1,599	September 2019-February 2021	US dollar 1.28-1.47, euro 1.08-1.15
Derivatives in cash flow hedge (commodity price risk)	97	July 2019-May 2021	Wheat 148.75-171 GBP/t, Aluminium 1971-2204 USD/MT
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	4,063	May 2020-May 2028	(0.01)-3.09%
2018
Net investment hedges
Derivatives in net investment hedges of foreign operations	1,068	July 2018	US dollar 1.32
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)	1,553	April 2023-April 2043	US dollar 1.22-1.88
Derivatives in cash flow hedge (foreign exchange risk)	1,197	September 2018-December 2019	US dollar 1.24-1.47, euro 1.06-1.18
Derivatives in cash flow hedge (commodity price risk)	30	July 2018-March 2020	Corn 152.76-164.17 USD/t, Aluminium 2058.75-2204 USD/MT
Fair value hedges
Derivatives in fair value hedge (interest rate risk)	3,597	July 2018-May 2028	(0.26)-3.09%

Schedule of financial assets and liabilities
The table below sets out the group’s accounting classification of each class of financial assets and liabilities:

	Fair value through income statement £ million	Fair value through other comprehensive income £ million	Assets and liabilities at amortised cost £ million	Not categorised as a financial instrument £ million	Total £ million	Current £ million	Non-current £ million
2019
Other investments and loans(i)	67	19	16	2	104	—	104
Trade and other receivables	—	—	2,385	362	2,747	2,694	53
Cash and cash equivalents	—	—	932	—	932	932	—
Derivatives in fair value hedge (interest rate risk)	104	—	—	—	104	2	102
Derivatives in cash flow hedge (foreign currency debt)	283	—	—	—	283	—	283
Derivatives in cash flow hedge (foreign currency exchange risk)	1	—	—	—	1	1	—
Other instruments	143	—	—	—	143	124	19
Total other financial assets	531	—	—	—	531	127	404
Total financial assets	598	19	3,333	364	4,314	3,753	561
Borrowings(ii)	—	—	(12,555)	—	(12,555)	(1,959)	(10,596)
Trade and other payables	(227)	—	(3,251)	(946)	(4,424)	(4,202)	(222)
Derivatives in cash flow hedge (foreign currency debt)	(12)	—	—	—	(12)	—	(12)
Derivatives in cash flow hedge (foreign currency exchange risk)	(58)	—	—	—	(58)	(41)	(17)
Derivatives in cash flow hedge (commodity price risk)	(9)	—	—	—	(9)	(9)	—
Derivatives in net investment hedge	(1)	—	—	—	(1)	(1)	—
Other instruments	(223)	—	(26)	—	(249)	(239)	(10)
Finance leases	—	—	(128)	—	(128)	(43)	(85)
Total other financial liabilities	(303)	—	(154)	—	(457)	(333)	(124)
Total financial liabilities	(530)	—	(15,960)	(946)	(17,436)	(6,494)	(10,942)
Total net financial assets/(liabilities)	68	19	(12,627)	(582)	(13,122)	(2,741)	(10,381)
2018
Other investments and loans(i)	89	—	14	2	105	—	105
Trade and other receivables	—	—	2,429	295	2,724	2,678	46
Cash and cash equivalents	—	—	874	—	874	874	—
Derivatives in fair value hedge (interest rate risk)	7	—	—	—	7	—	7
Derivatives in cash flow hedge (foreign currency debt)	160	—	—	—	160	—	160
Derivatives in cash flow hedge (foreign currency exchange risk)	9	—	—	—	9	9	—
Derivatives in net investment hedge	1	—	—	—	1	1	—
Other instruments at fair value	40	—	—	—	40	25	15
Total other financial assets	217	—	—	—	217	35	182
Total financial assets	306	—	3,317	297	3,920	3,587	333
Borrowings(ii)	—	—	(9,902)	—	(9,902)	(1,828)	(8,074)
Trade and other payables(iii)	(188)	—	(3,070)	(901)	(4,159)	(3,950)	(209)
Derivatives in fair value hedge (interest rate risk)	(22)	—	—	—	(22)	—	(22)
Derivatives in cash flow hedge (foreign currency debt)	(48)	—	—	—	(48)	—	(48)
Derivatives in cash flow hedge (foreign currency exchange risk)	(25)	—	—	—	(25)	(9)	(16)
Derivatives in net investment hedge	(4)	—	—	—	(4)	(4)	—
Other instruments at fair value	(188)	—	—	—	(188)	(186)	(2)
Finance leases	—	—	(155)	—	(155)	(31)	(124)
Total other financial liabilities	(287)	—	(155)	—	(442)	(230)	(212)
Total financial liabilities	(475)	—	(13,127)	(901)	(14,503)	(6,008)	(8,495)
Total net financial liabilities	(169)	—	(9,810)	(604)	(10,583)	(2,421)	(8,162)

(i)	Other investments and loans are including those in respect of associates.

(ii)	Borrowings are defined as gross borrowings excluding finance lease liabilities and the fair value of derivative instruments.

(iii)
Restated to include contingent consideration of £188 million recognised on the acquisition of businesses within the fair value through income statement class, which was presented under the assets and liabilities at amortised cost class in the 2018 Annual Report.